UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 168.6%

Security	Principal Amount (000’s omitted)	Value
Education — 12.0%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,318,184
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,887,130
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,046,392
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,510,215
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,595,055
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	547,875
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,108,830
University of Virginia, 5.00%, 6/1/40	1,500	1,594,095
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	797,858

		$14,405,634

Electric Utilities — 3.0%
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,300	$1,307,683
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,564,599
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	719,161

		$3,591,443

General Obligations — 16.5%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,789,250
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,671,025
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	1,280	1,375,398
Hawaii, 5.00%, 12/1/29	2,500	2,750,425
Hawaii, 5.00%, 12/1/30	1,000	1,093,330
Mississippi, 5.00%, 10/1/36(1)	1,725	1,852,736
New York, 5.00%, 2/15/34(1)	2,750	2,936,643
New York, NY, 5.00%, 8/1/31	3,500	3,792,215
Oregon, 5.00%, 8/1/36	1,000	1,092,350
Virginia Beach, VA, 4.00%, 4/1/27	220	229,876
Virginia Beach, VA, 4.00%, 4/1/28	230	238,073

		$19,821,321

Hospital — 4.6%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$870	$885,286
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	561,388
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	500,250
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,380,116
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	467,735

Security	Principal Amount (000’s omitted)	Value
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	$5,000	$1,189,250
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	500	510,090

		$5,494,115

Industrial Development Revenue — 2.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,260	$1,347,683
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	1,010	1,014,121

		$2,361,804

Insured – Education — 7.1%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$2,879,025
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,660,802
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,058,964

		$8,598,791

Insured – Electric Utilities — 7.8%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,079,550
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,412,454
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,146,832
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,796,066

		$9,434,902

Insured – Escrowed/Prerefunded — 7.1%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$1,695	$1,830,668
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	450	486,792
Washington, (AGM), Prerefunded to 7/1/16, 5.00%, 7/1/25(1)	5,500	6,187,885

		$8,505,345

Insured – General Obligations — 10.3%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$873,510
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	5,883,530
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,270,499
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	2,920,032
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,415,250

		$12,362,821

Insured – Hospital — 20.4%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,855,770
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,532,520
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,223,782
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,222,060
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,504,051
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,530,850

Security	Principal Amount (000’s omitted)	Value
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$750	$764,213
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,783,162
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,268,841
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	509,190
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,335,069
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,678,967
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,389,240

		$24,597,715

Insured – Industrial Development Revenue — 1.2%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,407,402

		$1,407,402

Insured – Lease Revenue/Certificates of Participation — 5.9%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,178,730
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	971,618
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,420,690
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,555,740

		$7,126,778

Insured – Other Revenue — 1.6%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$738,454
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,184,880

		$1,923,334

Insured – Solid Waste — 1.1%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$844,096
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	473,565

		$1,317,661

Insured – Special Tax Revenue — 2.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,359,110
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	636,829

		$2,995,939

Insured – Student Loan — 1.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,440	$1,555,344

		$1,555,344

Insured – Transportation — 23.5%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,677,992
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	5,186,766
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,366,426
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,430,400

Security	Principal Amount (000’s omitted)	Value
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	$1,000	$1,134,660
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	576,141
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	1,367,117
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,146,309
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	277,420
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	316,364
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,949,167
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	2,785,720

		$28,214,482

Insured – Water and Sewer — 8.5%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$722,461
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	461,408
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	731,247
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,793,137
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,351,063
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	466,772
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,143,110
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,504,682
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,110,688

		$10,284,568

Lease Revenue/Certificates of Participation — 6.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,538,155
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,431,600

		$7,969,755

Other Revenue — 1.8%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,475,058
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	125	125,527
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	620	614,538

		$2,215,123

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$253,821

		$253,821

Special Tax Revenue — 8.8%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$1,996,052
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	425	452,837
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	405	429,831
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	435	461,061
Maryland State Department of Transportation, 5.00%, 2/15/28	1,500	1,676,085
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	858,630
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	119,558
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	135,488
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	113,185
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	85,528
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,223,130

		$10,551,385

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,809,394
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	505,172
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	905,525
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,115	2,169,186
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,128,347
New York Thruway Authority, 5.00%, 1/1/37	310	325,776
New York Thruway Authority, 5.00%, 1/1/42	445	463,138
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	438,144
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	388,901
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	1,400	1,387,078
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,072,830
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	705	708,039
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,604,100

		$13,905,630

Water and Sewer — 3.2%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,043,940
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	215	208,081
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	369,497
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	291,432
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	214,764
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	946,418
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	751,191

		$3,825,323

Total Tax-Exempt Municipal Securities — 168.6% (identified cost $201,857,120)		$202,720,436

Corporate Bonds & Notes — 0.1%

Security	Principal Amount (000’s omitted)	Value
Municipal — 0.1%
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(4)(5)	$47	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(4)(5)	160	79,937

Total Corporate Bonds & Notes — 0.1% (identified cost $3,931)		$79,937

Total Investments — 168.7% (identified cost $201,861,051)		$202,800,373

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.2)%		$(44,701,046)

Other Assets, Less Liabilities — (31.5)%		$(37,851,426)

Net Assets Applicable to Common Shares — 100.0%		$120,247,901

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.4%
Others, representing less than 10% individually	87.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 58.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 21.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,373,130.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	58 U.S. Long Treasury Bond	Short	$(8,157,051)	$(7,878,938)	$278,113

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $278,113.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,095,652

Gross unrealized appreciation	$10,644,764
Gross unrealized depreciation	(9,825,043)

Net unrealized appreciation	$819,721

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$202,720,436	$—	$202,720,436
Corporate Bonds & Notes	—	—	79,937	79,937
Total Investments	$—	$202,720,436	$79,937	$202,800,373
Futures Contracts	$278,113	$—	$—	$278,113
Total	$278,113	$202,720,436	$79,937	$203,078,486

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2013 is not presented.

At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013